Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Financial Liabilities [Abstract]
Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	June 30, 2024
	Level 1	Level 3

Public warrants	$403	$-
Private warrants	-	8,961
Conversion component of convertible loans	-	1,372
Total	$403	$10,333
	December 31, 2023
	Level 1	Level 3

Public warrants	217	-
Private warrants	-	5,830
Conversion component of convertible loans	-	4,215
Total	217	10,045

Schedule of Conversion Component of Convertible Loans	The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:
June 30, 2024
Risk- free interest rate	4.71%
Expected term (years)	2
Expected volatility	138.57%
Exercise price	$0.9
Underlying share price	$0.82

June 30, 2024
Risk- free interest rate	5.33%
Expected term (years)	0.5
Expected volatility	126.03%
Underlying share price	$0.82
June 30, 2024
Risk- free interest rate	4.41%
Expected term (years)	4.15
Expected volatility	138.57%
Exercise price	$3.5
Underlying share price	$0.82
June 30, 2024
Risk- free interest rate	4.52%
Expected term (years)	0.25
Expected volatility	138.57%
Underlying share price	$0.82
June 30, 2024
Risk- free interest rate	4.52-4.58%
Expected term (years)	2.7-2.99
Expected volatility	138.57%
Exercise price	$0.5-1.2
Underlying share price	$0.82

Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs	The following table presents the changes in the fair value of liabilities:
	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2022	$-	$-	$-	$-
Warrants issued in related to the RNER transaction	2,639	71	-	2,710
Issuance of conversion component related to the convertible loans.	-	-	4,779	4,779
Issuance of warrants related to the convertible loans	-	3,781	-	3,781
Conversion of convertible loans into ordinary shares	-	-	(1,427)	(1,427)
Change in fair value	(2,466)	1,928	785	247
Adjustments arising from translating financial statements from functional currency to presentation currency	44	50	78	172
Fair value as of December 31, 2023	217	5,830	4,215	10,262
Issuance of conversion component related to the convertible loans.	-	-	187	187
Issuance of warrants related to the convertible loans	-	4,886	-	4,886
Exercise of warrants	-	(886)	-	(886)
Conversion of convertible loans into ordinary shares	-	-	(3,588)	(3,588)
Change in fair value	186	(597)	651	240
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(272)	(93)	(365)
Fair value as of June 30, 2024	$403	$8,961	$1,372	$10,736